Expense Example, No Redemption - A and C Shares - STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND	Feb. 24, 2026 USD ($)
A CLASS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 283
Expense Example, No Redemption, 3 Years	460
Expense Example, No Redemption, 5 Years	651
Expense Example, No Redemption, 10 Years	1,205
C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	$ 1,878